Securities (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Debt Securities, Available-for-Sale
The carrying amount of AFS securities and their approximate fair values at March 31, 2023, and December 31, 2022, are summarized as follows (in thousands):

	March 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available-for-Sale
U.S. Treasuries and government agencies	$197,875	$—	$19,456	$178,419
Obligations of states and municipalities	547,896	44	79,578	468,362
Residential mortgage backed - agency	56,991	20	4,341	52,670
Residential mortgage backed - non-agency	349,123	12	27,985	321,150
Commercial mortgage backed - agency	59,409	58	1,635	57,832
Commercial mortgage backed - non-agency	190,542	97	7,414	183,225
Asset-backed	95,317	101	2,819	92,599
Other	9,500	—	972	8,528
	$1,506,653	$332	$144,200	$1,362,785

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available-for-Sale
U.S. Treasuries and government agencies	$198,154	$—	$23,161	$174,993
Obligations of states and municipalities	550,590	12	96,695	453,907
Residential mortgage backed - agency	57,883	14	4,836	53,061
Residential mortgage backed - non-agency	365,983	2	26,690	339,295
Commercial mortgage backed - agency	61,810	75	1,952	59,933
Commercial mortgage backed - non-agency	191,709	10	8,420	183,299
Asset-backed	101,791	49	3,214	98,626
Other	9,500	—	857	8,643
	$1,537,420	$162	$165,825	$1,371,757
Expected maturities may differ from contractual maturities because borrowers have the right to call or prepay some obligations with or without call or prepayment penalties).

	March 31, 2023
	Amortized Cost
	One Year or Less	One to Five Years	Five to Ten Years	After Ten Years	Total
Securities Available-for-Sale
U.S. Treasuries and government agencies	$—	$59,546	$138,329	$—	$197,875
Obligations of states and municipalities	370	10,947	332,562	204,017	547,896
Residential mortgage backed - agency	42	33,446	23,503	—	56,991
Residential mortgage backed - non-agency	32,336	209,368	92,763	14,656	349,123
Commercial mortgage backed - agency	233	52,796	6,380	—	59,409
Commercial mortgage backed - non-agency	32,882	152,507	5,153	—	190,542
Asset-backed	2,296	51,621	41,400	—	95,317
Other	—	—	9,500	—	9,500
	$68,159	$570,231	$649,590	$218,673	$1,506,653

	March 31, 2023
	Fair Value
	One Year or Less	One to Five Years	Five to Ten Years	After Ten Years	Total
Securities Available-for-Sale
U.S. Treasuries and government agencies	$—	$55,500	$122,919	$—	$178,419
Obligations of states and municipalities	370	10,204	296,965	160,823	468,362
Residential mortgage backed - agency	42	32,561	20,067	—	52,670
Residential mortgage backed - non-agency	31,027	198,301	78,487	13,335	321,150
Commercial mortgage backed - agency	232	51,524	6,076	—	57,832
Commercial mortgage backed - non-agency	32,283	146,728	4,214	—	183,225
Asset-backed	2,238	49,966	40,395	—	92,599
Other	—		8,528	—	8,528
	$66,192	$544,784	$577,651	$174,158	$1,362,785

The carrying amount of AFS securities and their approximate fair values at June 30, 2023, and December 31, 2022, are summarized as follows (in thousands):

	June 30, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available-for-Sale
U.S. Treasuries and government agencies	$197,592	$—	$22,195	$175,397
Obligations of states and municipalities	538,194	28	82,360	455,862
Residential mortgage backed - agency	47,340	—	5,350	41,990
Residential mortgage backed - non-agency	323,519	13	27,428	296,104
Commercial mortgage backed - agency	37,558	25	1,497	36,086
Commercial mortgage backed - non-agency	172,286	—	7,979	164,307
Asset-backed	76,611	3	2,135	74,479
Other	9,500	—	1,535	7,965
	$1,402,600	$69	$150,479	$1,252,190

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available-for-Sale
U.S. Treasuries and government agencies	$198,154	$—	$23,161	$174,993
Obligations of states and municipalities	550,590	12	96,695	453,907
Residential mortgage backed - agency	57,883	14	4,836	53,061
Residential mortgage backed - non-agency	365,983	2	26,690	339,295
Commercial mortgage backed - agency	61,810	75	1,952	59,933
Commercial mortgage backed - non-agency	191,709	10	8,420	183,299
Asset-backed	101,791	49	3,214	98,626
Other	9,500	—	857	8,643
	$1,537,420	$162	$165,825	$1,371,757
Expected
maturities may differ from contractual maturities because borrowers have the right to call or prepay some obligations with or without call or prepayment penalties).

	June 30, 2023
	Amortized Cost
	One Year or Less	One to Five Years	Five to Ten Years	After Ten Years	Total
Securities Available-for-Sale
U.S. Treasuries and government agencies	$29,711	$40,637	$127,244	$—	$197,592
Obligations of states and municipalities	370	12,935	317,052	207,837	538,194
Residential mortgage backed - agency	42	23,836	23,462	—	47,340
Residential mortgage backed - non-agency	58,019	160,253	95,481	9,766	323,519
Commercial mortgage backed - agency	196	31,090	6,272	—	37,558
Commercial mortgage backed - non-agency	8,562	158,575	5,149	—	172,286
Asset-backed	8,765	36,411	31,435	—	76,611
Other	—	—	9,500	—	9,500
	$105,665	$463,737	$615,595	$217,603	$1,402,600

	June 30, 2023
	Fair Value
	One Year or Less	One to Five Years	Five to Ten Years	After Ten Years	Total
Securities Available-for-Sale
U.S. Treasuries and government agencies	$28,835	$35,757	$110,805	$—	$175,397
Obligations of states and municipalities	370	11,884	279,357	164,251	455,862
Residential mortgage backed - agency	42	22,857	19,091	—	41,990
Residential mortgage backed - non-agency	55,532	150,656	80,996	8,920	296,104
Commercial mortgage backed - agency	196	29,955	5,935	—	36,086
Commercial mortgage backed - non-agency	8,367	151,823	4,117	—	164,307
Asset-backed	8,661	35,210	30,608	—	74,479
Other	—		7,965	—	7,965
	$102,003	$438,142	$538,874	$173,171	$1,252,190

The carrying amount of securities and their approximate fair values at December 31, 2022 and 2021, are summarized as follows (in thousands):

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available-for-Sale
U.S. Treasuries and government agencies	$198,154	$—	$23,161	$174,993
Obligations of states and municipalities	550,590	12	96,695	453,907
Residential mortgage backed — agency	57,883	14	4,836	53,061
Residential mortgage backed — non-agency	365,983	2	26,690	339,295
Commercial mortgage backed — agency	61,810	75	1,952	59,933
Commercial mortgage backed — non-agency	191,709	10	8,420	183,299
Asset-backed	101,791	49	3,214	98,626
Other	9,500	—	857	8,643
	$1,537,420	$162	$165,825	$1,371,757

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available-for-Sale
U.S. Treasuries and government agencies	$185,085	$98	$742	$184,441
Obligations of states and municipalities	651,000	20,285	5,718	665,567
Residential mortgage backed — agency	63,568	372	1,153	62,787
Residential mortgage backed — non-agency	245,794	863	2,349	244,308
Commercial mortgage backed — agency	78,830	411	358	78,883
Commercial mortgage backed — non-agency	170,048	2,492	336	172,204
Asset-backed	192,930	3,127	532	195,525
Other	2,000	—	34	1,966
	$1,589,255	$27,648	$11,222	$1,605,681
Expected maturities may differ from contractual maturities because borrowers have the right to call or prepay some obligations with or without call or prepayment penalties).

	December 31, 2022
	Amortized Cost
	One Year or Less	One to Five Years	Five to Ten Years	After Ten Years	Total
Securities Available-for-Sale
U.S. Treasuries and government agencies	$—	$39,854	$158,300	$—	$198,154
Obligations of states and municipalities	5,235	1,563	277,320	266,472	550,590
Residential mortgage backed - agency	42	34,100	23,741	—	57,883
Residential mortgage backed - non-agency	28,203	265,190	68,172	4,418	365,983
Commercial mortgage backed - agency	415	56,622	4,773	—	61,810
Commercial mortgage backed - non-agency	32,979	153,572	5,158	—	191,709
Asset-backed	3,255	33,495	65,041	—	101,791
Other	—	—	9,500	—	9,500
	$70,129	$584,396	$612,005	$270,890	$1,537,420

	December 31, 2022
	Fair Value
	One Year or Less	One to Five Years	Five to Ten Years	After Ten Years	Total
Securities Available-for-Sale
U.S. Treasuries and government agencies	$—	$37,439	$137,554	$—	$174,993
Obligations of states and municipalities	5,246	1,529	240,753	206,379	453,907
Residential mortgage backed - agency	42	33,128	19,891	—	53,061
Residential mortgage backed - non-agency	27,182	247,662	60,448	4,003	339,295
Commercial mortgage backed - agency	414	54,960	4,559	—	59,933
Commercial mortgage backed - non-agency	32,400	146,812	4,087	—	183,299
Asset-backed	3,165	32,592	62,869	—	98,626
Other	—	—	8,643	—	8,643
	$68,449	$554,122	$538,804	$210,382	$1,371,757

Schedule of Realized Gain (Loss)
The gross realized gains, realized losses, and proceeds from the sales of securities for the three months ended March 31, 2023, and March 31, 2022, were as follows (in thousands):

	March 31, 2023	March 31, 2022
Gross realized gains	$—	$727
Gross realized losses	—	(623)
Proceeds from sales of securities	—	87,033

The gross realized gains, realized losses, and proceeds from the sales of securities for the six months ended June 30, 2023, and June 30, 2022, were as follows (in thousands):

	June 30, 2023	June 30, 2022
Gross realized gains	$773	$727
Gross realized losses	(884)	(623)
Proceeds from sales of securities	77,780	87,033

The gross realized gains, realized losses, and proceeds from the sales of securities for the years ended December 31, 2022, 2021 and 2020 were as follows (in thousands):

	2022	2021	2020
Gross realized gains	$1,512	$—	$1,957
Gross realized losses	(1,966)	(4)	(13)
Proceeds from sales of securities	195,907	700	49,233

Debt Securities, Available-for-Sale, Unrealized Loss Position, Fair Value
AFS securities in a continuous unrealized loss position for less than twelve months and more than twelve months are as follows (in thousands):

	March 31, 2023
	Less Than Twelve Months		More Than Twelve Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Total Unrealized Losses
Securities Available-for-Sale
U.S. Treasuries and government agencies	$—	$—	$178,419	$19,456	$19,456
Obligations of states and municipalities	17,774	330	444,269	79,248	79,578
Residential mortgage backed - agency	616	10	42,382	4,331	4,341
Residential mortgage backed - non-agency	109,454	7,318	210,963	20,667	27,985
Commercial mortgage backed - agency	1,688	124	54,441	1,511	1,635
Commercial mortgage backed - non-agency	10,970	136	160,432	7,278	7,414
Asset-backed	21,586	187	61,972	2,632	2,819
Other	6,775	725	1,753	247	972
	$168,863	$8,830	$1,154,631	$135,370	$144,200

	December 31, 2022
	Less Than Twelve Months		More Than Twelve Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Total Unrealized Losses
Securities Available-for-Sale
U.S. Treasuries and government agencies	$28,399	$1,131	$146,594	$22,030	$23,161
Obligations of states and municipalities	128,373	12,378	320,287	84,317	96,695
Residential mortgage backed - agency	7,258	26	41,975	4,810	4,836
Residential mortgage backed - non-agency	204,866	11,822	134,056	14,868	26,690
Commercial mortgage backed - agency	23,026	562	34,847	1,390	1,952
Commercial mortgage backed - non-agency	144,193	6,171	23,374	2,249	8,420
Asset-backed	43,472	815	50,088	2,399	3,214
Other	6,877	623	1,766	234	857
	$586,464	$33,528	$752,987	$132,297	$165,825

AFS securities in a continuous unrealized loss position for less than twelve months and more than twelve months are as follows (in thousands):

	June 30, 2023
	Less Than Twelve Months		More Than Twelve Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Total Unrealized Losses
Securities Available-for-Sale
U.S. Treasuries and government agencies	$—	$—	$175,397	$22,195	$22,195
Obligations of states and municipalities	11,245	291	440,754	82,069	82,360
Residential mortgage backed - agency	602	15	41,387	5,335	5,350
Residential mortgage backed - non-agency	43,562	4,315	251,852	23,113	27,428
Commercial mortgage backed - agency	1,663	145	33,625	1,352	1,497
Commercial mortgage backed - non-agency	—	—	164,307	7,979	7,979
Asset-backed	10,411	47	60,100	2,088	2,135
Other	6,291	1,209	1,673	326	1,535
	$73,774	$6,022	$1,169,095	$144,457	$150,479

	December 31, 2022
	Less Than Twelve Months		More Than Twelve Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Total Unrealized Losses
Securities Available-for-Sale
U.S. Treasuries and government agencies	$28,399	$1,131	$146,594	$22,030	$23,161
Obligations of states and municipalities	128,373	12,378	320,287	84,317	96,695
Residential mortgage backed - agency	7,258	26	41,975	4,810	4,836
Residential mortgage backed - non-agency	204,866	11,822	134,056	14,868	26,690
Commercial mortgage backed - agency	23,026	562	34,847	1,390	1,952
Commercial mortgage backed - non-agency	144,193	6,171	23,374	2,249	8,420
Asset-backed	43,472	815	50,088	2,399	3,214
Other	6,877	623	1,766	234	857
	$586,464	$33,528	$752,987	$132,297	$165,825

Available-for-sale securities in a continuous unrealized loss position for less than twelve months and more than twelve months are as follows (in thousands):

	December 31, 2022
	Less Than Twelve Months		More Than Twelve Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Total Unrealized Losses
Securities Available-for-Sale
U.S. Treasuries and government agencies	$28,399	$1,131	$146,594	$22,030	$23,161
Obligations of states and municipalities	128,373	12,378	320,287	84,317	96,695
Residential mortgage backed - agency	7,258	26	41,975	4,810	4,836
Residential mortgage backed - non-agency	204,866	11,822	134,056	14,868	26,690
Commercial mortgage backed - agency	23,026	562	34,847	1,390	1,952
Commercial mortgage backed - non-agency	144,193	6,171	23,374	2,249	8,420
Asset-backed	43,472	815	50,088	2,399	3,214
Other	6,877	623	1,766	234	857
	$586,464	$33,528	$752,987	$132,297	$165,825

	December 31, 2021
	Less Than Twelve Months		More Than Twelve Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Total Unrealized Losses
Securities Available-for-Sale
U.S. Treasuries and government agencies	$134,379	$392	$10,082	$350	$742
Obligations of states and municipalities	218,099	4,938	14,521	780	5,718
Residential mortgage backed - agency	48,167	1,153	—	—	1,153
Residential mortgage backed - non-agency	149,640	1,624	31,024	725	2,349
Commercial mortgage backed - agency	33,703	274	6,456	84	358
Commercial mortgage backed - non-agency	36,307	321	4,137	15	336
Asset-backed	50,005	402	17,372	130	532
Other	1,966	34	—	—	34
	$672,266	$9,138	$83,592	$2,084	$11,222